Description of the Business (Details) $ in Thousands, € in Millions			12 Months Ended
	Oct. 25, 2023 USD ($)	Oct. 25, 2023 EUR (€)	Dec. 31, 2023 USD ($) vessel MT m³	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Schedule Of Description Of Business [Line Items]
Number of vessels | vessel			56	44
Contributions to equity method investments | $			$ 36,558	$ 0	$ 4,000
Export Terminal Joint Venture [Member]
Schedule Of Description Of Business [Line Items]
Equity method investment, ownership percentage			50.00%	50.00%
Exporting capacity per year (in million tons) | MT			1
Azane [Member]
Schedule Of Description Of Business [Line Items]
Equity method investment, ownership percentage	14.50%	14.50%	14.50%	0.00%
Contributions to equity method investments	$ 3,000	€ 2.7
Ethylene [Member]
Schedule Of Description Of Business [Line Items]
Number of vessels | vessel			26
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Vessels cargo capacity (in cbm) | m³			3,770
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Vessels cargo capacity (in cbm) | m³			38,000